accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
accounts payable and accrued liabilities
Accrued liabilities	$ 1,342	$ 1,593
Payroll and other employee-related liabilities	674	656
Restricted share units liability		1
Total	2,016	2,250
Trade accounts payable	996	1,382
Interest payable	235	206
Indirect taxes payable and other	144	114
Total	$ 3,391	$ 3,952